Pension and Postretirement Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Maximum
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Contributions made to the Company's plans	$ 600
Qualified and Non-qualified Pension Benefits
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Contributions made to the Company's plans	1,079	517
Qualified and Non-qualified Pension Benefits | Minimum
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Contributions made to the Company's plans	400
United States Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	254	206	201
Interest cost	587	626	638
Expected return on plan assets	(992)	(927)	(929)
Amortization of transition (asset) obligation	0	0	0
Amortization of prior service cost (benefit)	5	11	13
Amortization of net actuarial (gain) loss	470	334	221
Net periodic benefit cost (benefit)	324	250	144
Settlements, curtailments, special termination benefits and other	26	1	0
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	350	251	144
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	0	0	0
Amortization of transition (asset) obligation	0	0	0
Prior service cost (benefit)	0	8	0
Amortization of prior service cost (benefit)	(5)	(11)	(13)
Net actuarial (gain) loss	(470)	1,976	227
Amortization of net actuarial (gain) loss	(470)	(334)	(221)
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	(945)	1,639	(7)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(595)	1,890	137
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	0
Amortization of prior service cost (benefit)	5
Amortization of net actuarial (gain) loss	399
Total amortization expected over the next fiscal year	404
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.14%	4.15%	5.23%
Compensation rate increase	4.00%	4.00%	4.00%
Percentage decrease in discount rate obligation from the prior year	0.01%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.15%	5.23%	5.77%
Expected return on assets	8.25%	8.50%	8.50%
Compensation rate increase	4.00%	4.00%	4.30%
United States Qualified Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Additional expected pension expense in next fiscal year from the prior year	33
Weighted-average assumptions used to determine net cost for years ended
Percentage decrease in expected return on assets in next fiscal year from the prior year	0.25%
Asset Allocation assumption next fiscal year
Global equities assumption next fiscal year	30.00%
Private equities assumption next fiscal year	16.00%
Fixed-income securities assumption next fiscal year	33.00%
Absolute return investments assumption next fiscal year	16.00%
Commodities assumption next fiscal year	5.00%
Expected rate of return on plan assets in next fiscal year	8.00%
Company's assumption for the expected return on plan assets
Global equities assumption next fiscal year	7.58%
Private equities assumption next fiscal year	12.58%
Fixed income securities assumption next fiscal year	3.72%
Absolute return investments assumption next fiscal year	6.43%
Commodities assumption next fiscal year	6.08%
Rate of return on plan assets	13.60%	8.70%	14.40%
Average annual actual return on plan assets over the past 10 years	10.50%
Average annual actual return on plan assets over the past 25 years	10.60%
International Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	124	124	105
Interest cost	247	261	241
Expected return on plan assets	(295)	(289)	(278)
Amortization of transition (asset) obligation	(1)	(2)	1
Amortization of prior service cost (benefit)	(17)	(14)	(4)
Amortization of net actuarial (gain) loss	122	116	84
Net periodic benefit cost (benefit)	180	196	149
Settlements, curtailments, special termination benefits and other	4	2	(22)
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	184	198	127
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	0	(2)	(1)
Amortization of transition (asset) obligation	1	2	(1)
Prior service cost (benefit)	(7)	(32)	(91)
Amortization of prior service cost (benefit)	17	14	4
Net actuarial (gain) loss	707	315	104
Amortization of net actuarial (gain) loss	(122)	(116)	(84)
Foreign currency	24	(17)	(19)
Total recognized in other comprehensive (income) loss	620	164	(88)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	804	362	39
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	(1)
Amortization of prior service cost (benefit)	(17)
Amortization of net actuarial (gain) loss	159
Total amortization expected over the next fiscal year	141
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.78%	4.58%	5.04%
Compensation rate increase	3.31%	3.52%	3.59%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.58%	5.04%	5.30%
Expected return on assets	6.38%	6.58%	6.90%
Compensation rate increase	3.52%	3.59%	3.72%
Postretirement Benefits
Net periodic benefit cost (benefit)
Service cost	78	61	55
Interest cost	86	92	88
Expected return on plan assets	(84)	(77)	(83)
Amortization of transition (asset) obligation	0	0	0
Amortization of prior service cost (benefit)	(72)	(72)	(94)
Amortization of net actuarial (gain) loss	108	102	85
Net periodic benefit cost (benefit)	116	106	51
Settlements, curtailments, special termination benefits and other	0	0	0
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	116	106	51
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	0	0	0
Amortization of transition (asset) obligation	0	0	0
Prior service cost (benefit)	0	0	69
Amortization of prior service cost (benefit)	72	72	94
Net actuarial (gain) loss	(33)	212	89
Amortization of net actuarial (gain) loss	(108)	(102)	(85)
Foreign currency	(1)	(2)	(1)
Total recognized in other comprehensive (income) loss	(70)	180	166
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	46	286	217
Contributions made to the Company's plans	67	65
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	0
Amortization of prior service cost (benefit)	(66)
Amortization of net actuarial (gain) loss	96
Total amortization expected over the next fiscal year	$ 30
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.00%	4.04%	5.09%
Percentage decrease in discount rate obligation from the prior year	0.04%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.04%	5.09%	5.62%
Expected return on assets	7.30%	7.38%	7.30%